THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 34.0%

	Shares	Value
Communication Services — 0.8%
AT&T	7,985	$215,675

Consumer Discretionary — 2.3%
Camping World Holdings, Cl A	5,305	206,205
Marine Products	5,250	65,678
Rocky Brands	3,985	189,726
Smith & Wesson Brands	6,150	127,674

		589,283

Consumer Staples — 5.6%
Associated British Foods ADR	10,030	251,452
Edgewell Personal Care	5,795	210,359
Henkel & KGaA ADR	5,615	121,116
Ingles Markets, Cl A	1,060	69,992
Kraft Heinz	4,705	173,238
MGP Ingredients	2,695	175,445
Tate & Lyle ADR	6,840	257,704
Walgreens Boots Alliance	3,725	175,261

		1,434,567

Energy — 3.4%
Coterra Energy	11,360	247,194
Devon Energy	4,620	164,056
EOG Resources	1,285	103,147
Exxon Mobil	1,400	82,348
HollyFrontier	7,955	263,548

		860,293

Financials — 2.2%
American Equity Investment Life Holding	7,805	230,794
Bank of America	3,340	141,783
Union Bankshares	6,000	191,760

		564,337

Health Care — 2.9%
Gilead Sciences	3,570	249,365
Hikma Pharmaceuticals ADR	3,535	230,270
Hypera ADR *	44,740	265,755

		745,390

Industrials — 6.3%
3M	640	112,269
Argan	6,240	272,500
BWX Technologies	2,855	153,770

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials — continued
Huntington Ingalls Industries	975	$188,234
Hurco	8,645	278,887
LSI Industries	40,840	316,509
Shyft Group	2,245	85,332
Snap-on	910	190,145

		1,597,646

Information Technology — 4.6%
Cisco Systems	1,231	67,003
International Business Machines	1,575	218,815
MiX Telematics ADR	23,060	283,868
NVE	1,750	111,948
Telefonaktiebolaget LM Ericsson ADR	20,035	224,392
Xperi Holding	13,480	253,963

		1,159,989

Materials — 3.4%
Barrick Gold	12,690	229,055
Fortitude Gold	34,716	234,680
Mondi ADR	2,400	119,184
Mosaic	4,020	143,594
Nucor	1,335	131,484

		857,997

Real Estate — 1.0%
Federal Realty Investment Trust ‡	1,130	133,329
Kimco Realty ‡	6,330	131,348

		264,677

Utilities — 1.5%
UGI	5,905	251,671
Vistra	7,095	121,325

		372,996

TOTAL COMMON STOCK (Cost $7,935,045)		8,662,850

CORPORATE OBLIGATIONS — 21.3%

	Face Amount
Consumer Discretionary — 5.8%
Mattel
Callable 12/15/2022 @ $100 3.150%, 03/15/2023	$437,516	445,173

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
Service International
Callable 08/15/2025 @ $102 3.375%, 08/15/2030	$830,000	$828,318
Vista Outdoor
Callable 03/15/2024 @ $102 4.500%, 03/15/2029(A)	205,000	207,884

		1,481,375

Consumer Staples — 1.6%
Coty
Callable 04/15/2023 @ $103 5.000%, 04/15/2026(A)	400,000	408,612

Health Care — 7.7%
DaVita
Callable 02/15/2026 @ $102 3.750%, 02/15/2031(A)	841,000	818,924
Encompass Health
Callable 11/08/2021 @ $100 5.125%, 03/15/2023	273,000	273,000
Owens & Minor
Callable 09/15/2024 @ $100 4.375%, 12/15/2024	605,000	641,300
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100 2.800%, 09/15/2050	250,000	230,812

		1,964,036

Industrials — 1.6%
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	208,153	210,862
Stericycle
Callable 10/22/2021 @ $103 5.375%, 07/15/2024(A)	175,000	179,375

		390,237

Materials — 4.6%
Compass Minerals International
Callable 05/15/2024 @ $100 4.875%, 07/15/2024(A)	442,000	460,233
GCP Applied Technologies
Callable 10/22/2021 @ $103 5.500%, 04/15/2026(A)	145,000	148,263

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Koppers
Callable 11/08/2021 @ $103 6.000%, 02/15/2025(A)	$550,000	$562,375

		1,170,871

TOTAL CORPORATE OBLIGATIONS (Cost $5,375,115)		5,415,131

CONVERTIBLE BONDS — 20.0%

Energy — 3.0%
Cheniere Energy CV to 7.2265 Callable 11/08/2021 @ $84 4.250%, 03/15/2045	911,000	781,589

Health Care — 10.9%
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	856,000	780,575
Jazz Investments I CV to 4.5659 1.500%, 08/15/2024	515,000	520,794
Ligand Pharmaceuticals CV to 4.0244 0.750%, 05/15/2023	810,000	811,382
Supernus Pharmaceuticals CV to 16.8545 0.625%, 04/01/2023	675,000	663,188

		2,775,939

Industrials — 1.6%
Fortive CV to 10.9568 0.875%, 02/15/2022	400,000	401,000

Information Technology — 4.5%
CalAmp CV to 32.5256 2.000%, 08/01/2025	705,000	646,306
Mandiant CV to 16.4572 Callable 06/01/2022 @ $100 1.625%, 06/01/2035	500,000	499,406

		1,145,712

TOTAL CONVERTIBLE BONDS (Cost $4,988,536)		5,104,240

PREFERRED STOCK — 4.1%

	Shares
Energizer Holdings 7.500%, *	4,616	390,652

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

PREFERRED STOCK — continued

	Shares	Value
UGI 7.250%,	2,500	$251,250
ViacomCBS 5.750%,*	6,115	399,493

TOTAL PREFERRED STOCK (Cost $1,083,302)		1,041,395

U.S. TREASURY OBLIGATION — 7.9%

	Face Amount
United States Treasury Bill 0.044%, 11/04/2021(B)	$2,000,000	1,999,858

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,999,917)		1,999,858

TOTAL INVESTMENTS — 87.3% (Cost $21,381,915)		$22,223,474

Percentages are based on Net Assets of $25,453,475.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2021 was $2,785,666 and represents 10.9% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class
CV — Convertible

The following is a list of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$8,662,850	$—	$—	$8,662,850
Corporate Obligations	—	5,415,131	—	5,415,131
Convertible Bonds	—	5,104,240	—	5,104,240
U.S. Treasury Obligation	—	1,999,858	—	1,999,858
Preferred Stock	390,652	650,743	—	1,041,395

Total Investments in Securities	$9,053,502	$13,169,972	$—	$22,223,474

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

Amounts designated as “—” are $0.

For the period ended September 30, 2021, there was a transfer out of Level 3 due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 41.0%

	Face Amount	Value
Communication Services — 1.3%
T-Mobile USA
Callable 04/15/2026 @ $102 3.500%, 04/15/2031	$1,500,000	$1,581,952

Consumer Discretionary — 1.9%
Bed Bath & Beyond
Callable 02/01/2044 @ $100 5.165%, 08/01/2044	500,000	430,440
Callable 02/01/2034 @ $100 4.915%, 08/01/2034	250,000	223,916
Callable 05/01/2024 @ $100 3.749%, 08/01/2024	1,678,000	1,709,412

		2,363,768

Consumer Staples — 3.3%
Kraft Heinz Foods
Callable 12/01/2045 @ $100 4.375%, 06/01/2046	2,000,000	2,275,640
Mars
Callable 04/16/2032 @ $100 1.625%, 07/16/2032(A)	2,000,000	1,896,547

		4,172,187

Financials — 9.6%
First Maryland Capital II
Callable 11/08/2021 @ $100 0.976%, VAR ICE LIBOR USD 3 Month + 0.850%, 02/01/2027	1,911,000	1,869,103
JPMorgan Chase 3.599%, VAR ICE LIBOR USD 3 Month + 3.470%, (B)	2,863,000	2,878,667
Callable 01/30/2022 @ $100
NTC Capital II
Callable 10/15/2021 @ $100 0.716%, VAR ICE LIBOR USD 3 Month + 0.590%, 04/15/2027	2,100,000	2,099,890
OneMain Finance 8.250%, 10/01/2023	2,000,000	2,235,060
State Street
Callable 11/08/2021 @ $100 0.685%, VAR ICE LIBOR USD 3 Month + 0.560%, 05/15/2028	2,750,000	2,666,342

		11,749,062

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — 8.2%
Bristol-Myers Squibb
Callable 04/26/2029 @ $100 3.400%, 07/26/2029	$2,000,000	$2,216,662
Centene
Callable 02/15/2025 @ $102 3.375%, 02/15/2030	2,000,000	2,070,600
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100 2.200%, 06/01/2030(A)	2,000,000	1,997,622
Jazz Securities DAC
Callable 07/15/2024 @ $102 4.375%, 01/15/2029(A)	1,500,000	1,554,450
Merck
Callable 09/07/2038 @ $100 3.900%, 03/07/2039	1,900,000	2,217,234

		10,056,568

Industrials — 5.5%
Boeing
Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,299,880
Builders FirstSource
Callable 06/01/2022 @ $103 6.750%, 06/01/2027(A)	2,000,000	2,120,000
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	1,233,846	1,249,902
FXI Holdings
Callable 11/15/2022 @ $106 12.250%, 11/15/2026(A)	1,000,000	1,135,000
Imola Merger
Callable 05/15/2024 @ $102 4.750%, 05/15/2029(A)	1,000,000	1,034,519

		6,839,301

Information Technology — 2.5%
IHS Markit
Callable 08/01/2022 @ $100 5.000%, 11/01/2022(A)	1,000,000	1,036,100
Square
Callable 03/01/2031 @ $100 3.500%, 06/01/2031(A)	2,000,000	2,051,460

		3,087,560

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — 3.6%
Ball 5.000%, 03/15/2022	$2,000,000	$2,038,200
Cleveland-Cliffs
Callable 10/17/2022 @ $107 9.875%, 10/17/2025(A)	2,000,000	2,295,000

		4,333,200

Real Estate — 1.7%
MPT Operating Partnership
Callable 10/15/2022 @ $103 5.000%, 10/15/2027‡	2,000,000	2,107,500

Utilities — 3.4%
FirstEnergy
Callable 04/15/2027 @ $100 4.400%, 07/15/2027	2,000,000	2,194,358
Pacific Gas and Electric
Callable 06/01/2046 @ $100 4.000%, 12/01/2046	2,000,000	1,928,518

		4,122,876

TOTAL CORPORATE OBLIGATIONS (Cost $49,382,334)		50,413,974

ASSET-BACKED SECURITIES — 28.8%

Other ABS — 17.4%
Benefit Street Partners CLO II, Ser 2017-IIA, Cl CR
Callable 10/15/2021 @ $100 3.826%, VAR ICE LIBOR USD 3 Month + 3.700%, 07/15/2029 (A)	1,500,000	1,484,817
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 03/15/2023 @ $100 1.684%, VAR ICE LIBOR USD 1 Month + 1.600%, 03/15/2036 (A)	1,500,000	1,498,131
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 10/20/2021 @ $100 1.254%, VAR ICE LIBOR USD 3 Month +1.120%, 01/20/2030 (A)	2,500,000	2,497,213
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 01/20/2022 @ $100 4.484%, VAR ICE LIBOR USD 3 Month + 4.350%, 01/20/2033 (A)	2,600,000	2,598,601

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Marble Point CLO XVIII, Ser 2020-2A, Cl D2 5.536%, VAR ICE LIBOR USD 3 Month + 5.410%, 10/15/2031 (A)	$2,300,000	$2,300,000
Mountain View CLO X, Ser 2018-10A, Cl CR
Callable 10/13/2021 @ $100 1.979%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/13/2027 (A)	1,805,000	1,804,094
Silvermore CLO, Ser 2014-1A, Cl B
Callable 11/15/2021 @ $100 3.125%, VAR ICE LIBOR USD 3 Month + 3.000%, 05/15/2026 (A)	2,500,000	2,501,925
Steele Creek CLO, Ser 2018-2A, Cl A
Callable 11/18/2021 @ $100 1.325%, VAR ICE LIBOR USD 3 Month + 1.200%, 08/18/2031 (A)	2,000,000	2,000,136
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100 5.750%, 05/17/2032 (A)	1,619,760	1,509,310
Trinitas CLO XII, Ser 2020-12A, Cl C
Callable 04/25/2022 @ $100 3.125%, VAR ICE LIBOR USD 3 Month + 3.000%, 04/25/2033 (A)	1,500,000	1,508,109
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 01/25/2023 @ $100 4.425%, VAR ICE LIBOR USD 3 Month + 4.300%, 01/25/2034 (A)	2,000,000	1,999,708

		21,702,044

Student Loan — 11.4%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 05/25/2030 @ $100 2.720%, 07/25/2069 (A)	1,954,185	2,031,743
Navient Private Education Loan Trust, Ser 2014-AA,
Cl A3
Callable 01/15/2028 @ $100 1.684%, VAR ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)	2,250,000	2,291,123
Navient Private Education Loan Trust, Ser 2015-AA,
Cl A3
Callable 01/15/2029 @ $100 1.784%, VAR ICE LIBOR USD 1 Month + 1.700%, 11/15/2030 (A)	2,000,000	2,050,209

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Student Loan — continued
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 10/25/2029 @ $100 0.676%, VAR ICE LIBOR USD 1 Month + 0.590%, 03/25/2055	$1,563,395	$1,575,334
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 08/15/2028 @ $100 2.034%, VAR ICE LIBOR USD 1 Month + 1.950%, 08/16/2032 (A)	2,000,000	2,035,467
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 08/15/2028 @ $100 3.500%, 09/15/2043 (A)	3,660,000	3,815,552

		13,799,428

TOTAL ASSET-BACKED SECURITIES
(Cost $35,379,381)		35,501,472

MORTGAGE-BACKED SECURITIES — 17.7%

Agency Mortgage-Backed Obligations — 6.8%
FHLMC Multifamily Structured Pass - Through,
Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100 1.690%, 02/25/2043 (C)	20,425,000	985,537
FHLMC Multifamily Structured Pass - Through,
Ser K106, Cl A1
Callable 10/25/2029 @ $100 1.783%, 10/25/2029	2,069,080	2,121,693
FHLMC, Ser 2016-4609, Cl QV 3.000%, 05/15/2044	4,020,000	4,123,295
FHLMC, Ser 2019-4895, Cl C 4.500%, 02/15/2049	225,720	237,396
FNMA 3.500%, 11/01/2044	826,962	864,076

		8,331,997

Non-Agency Mortgage-Backed Obligations — 10.9%
BX Commercial Mortgage Trust, Ser BXLP, Cl A 0.884%, , VAR ICE LIBOR USD 1 Month + 0.800% 12/15/2036 (A)	1,843,191	1,844,927
FREMF Mortgage Trust, Ser K29, Cl C
Callable 04/25/2023 @ $100 3.596%, 05/25/2046 (A),(C)	2,000,000	2,075,991

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser K69, Cl B
Callable 09/25/2027 @ $100 3.853%, 10/25/2049 (A),(C)	$2,635,000	$2,869,675
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 02/25/2023 @ $100 3.480%, 01/25/2047 (A),(C)	1,000,474	1,011,427
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 12/25/2022 @ $100 3.500%, 08/25/2047 (A),(C)	1,289,008	1,312,570
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1
Callable 09/25/2022 @ $100 4.000%, 12/25/2047 (A),(C)	1,370,820	1,389,026
Sequoia Mortgage Trust, Ser 2021-5, Cl A5 2.000%, 07/25/2051 (A),(C)	2,943,066	2,972,800

		13,476,416

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,576,833)		21,808,413

PREFERRED STOCK — 5.8%

	Shares
Duke Energy 5.625%,	80,000	2,142,400
Fluor 6.500%, (A)	1,000	998,100
UGI 7.250%,	15,000	1,507,500
ViacomCBS 5.750%,*	13,500	881,955
Wells Fargo 4.750%,	60,000	1,571,400

TOTAL PREFERRED STOCK
(Cost $7,134,415)		7,101,355

U.S. TREASURY OBLIGATIONS — 3.8%

	Face Amount
United States Treasury Inflation Indexed Bonds 1.000%, 02/15/2048	$1,107,080	1,467,919

United States Treasury Notes
2.875%, 10/31/2023	700,000	737,242
0.875%, 06/30/2026	2,500,000	2,491,211

		3,228,453

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,318,875)		$4,696,372

CONVERTIBLE BOND — 0.7%

Energy — 0.7%
Cheniere Energy CV to 7.2265
Callable 11/08/2021 @ $84 4.250%, 03/15/2045	$1,000,000	857,946

TOTAL CONVERTIBLE BOND
(Cost $812,730)		857,946

TOTAL INVESTMENTS — 97.8%
(Cost $118,604,568)		$120,379,532

Percentages are based on Net Assets of $123,036,291.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2021 was $63,521,352 and represents 51.6% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

ABS — Asset Backed Securities

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddy Mac Multi-Family

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The open futures contracts held by the Fund at September 30, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	53	Jan-2022	$11,669,202	$11,662,898	$(6,304)

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	(29)	Jan-2022	$(3,577,822)	$(3,559,523)	$18,299
U.S. Ultra Long Treasury Bond	(54)	Dec-2021	(10,580,507)	(10,317,375)	263,132
Ultra 10-Year U.S. Treasury Note	(25)	Dec-2021	(3,686,085)	(3,631,250)	54,835

			$(17,844,414)	$(17,508,148)	$336,266

The following table summarizes the level of inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total.
Corporate Obligations	$—	$50,413,974	$—	$50,413,974
Asset-Backed Securities	—	35,501,472	—	35,501,472
Mortgage-Backed Securities	—	21,808,413	—	21,808,413
Preferred Stock	3,713,800	3,387,555	—	7,101,355
U.S. Treasury Obligations	—	4,696,372	—	4,696,372
Convertible Bond	—	857,946	—	857,946

Total Investments in Securities	$3,713,800	$116,665,732	$—	$120,379,532

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2021
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Appreciation	$336,266	$—	$—	$336,266
Unrealized Depreciation	(6,304)	—	—	(6,304)

Total Other Financial Instruments	$329,962	$—	$—	$329,962

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0700